As filed with the Securities and Exchange Commission on March 15, 2021

1933 Act Registration Number 333-107797
1940 Act Registration Number 811-21410
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Post-Effective Amendment No. 48	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 49	[X]
The Weitz Funds
(Exact Name of Registrant as Specified in Charter)
Suite 200
1125 South 103 Street
Omaha, NE 68124-1071
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code:
402-391-1980
Wallace R. Weitz
Suite 200
1125 South 103 Street
  Omaha, NE 68124-1071
(Name and Address of Agent for Service)

Copies of all communications to:
Patrick W.D. Turley, Esq.
Dechert LLP
1900 K Street N.W.
Washington, DC 20006

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

Explanatory Note:

This Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A (File No. 333-107797) is being filed solely for the purpose of adding certain new exhibits to the Registrant’s Post-Effective Amendment No. 46 to its Registration Statement that was previously filed on July 30, 2020 pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), as supplemented by the Registrant’s filings pursuant to Rule 497 under the Securities Act made on August 4, 2020, February 19, 2021 and March 2, 2021.  Accordingly, this Post-Effective Amendment No. 48 consists only of a facing page, this explanatory note and Part C of the Registration Statement on Form N-1A, setting forth the new exhibits to the Registration Statement.  This Post-Effective Amendment No. 48 does not modify any other part of the Registrant’s Post-Effective Amendment No. 46 to its Registration Statement and shall become effective immediately upon filing with the Securities and Exchange Commission.  The contents of the Registrant’s Post-Effective Amendment No. 46 to its Registration Statement, as supplemented, are hereby incorporated by reference in their entirety.

PART C:  OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Description
(a)(i)	Certificate of Trust(1)
(a)(ii)	Declaration of Trust(1)
(b)	By-Laws(1)
(c)	Certificates for Shares are not issued
(d)(i)	Amended Management and Investment Advisory Agreement for Balanced Fund(2)
(d)(ii)	Amended Management and Investment Advisory Agreement for Value Fund(2)
(d)(iii)	Amended Management and Investment Advisory Agreement for Partners Value Fund(2)
(d)(iv)	Amended Management and Investment Advisory Agreement for Hickory Fund(2)
(d)(v)	Amended Management and Investment Advisory Agreement for Short Duration Income Fund(3)
(d)(vi)	Amended Management and Investment Advisory Agreement for Ultra Short Government Fund(3)
(d)(vii)	Amended Management and Investment Advisory Agreement for Partners III Opportunity Fund(4)
(d)(viii)	Amended Management and Investment Advisory Agreement for Nebraska Tax-Free Income Fund(4)
(d)(x)	Management and Investment Advisory Agreement for Core Plus Income Fund(4)
(d)(x)	Amended Expense Limitation Agreement for Value Fund Institutional Class Shares(2)
(d)(xi)	Amended Expense Limitation Agreement for Value Fund Investor Class Shares(2)
(d)(xii)	Amended Expense Limitation Agreement for Partners Value Fund Institutional Class Shares(2)
(d)(xiii)	Amended Expense Limitation Agreement for Partners Value Fund Investor Class Shares(2)
(d)(xiv)	Amended Expense Limitation Agreement for Short Duration Income Fund Investor Class Shares(2)

(d)(xvi)	Expense Limitation Agreement for Short Duration Income Fund Institutional Class Shares(5)
(d)(xvi)	Expense Limitation Agreement for Ultra Short Government Fund Institutional Class Shares(3)
(d)(xix)	Amended Expense Limitation Agreement for Core Plus Income Fund Institutional Class Shares(5)
(d)(xviii)	Amended Expense Limitation Agreement for Core Plus Income Fund Investor Class Shares(2)
(d)(xix)	Expense Limitation Agreement for Balanced Fund Investor Class Shares(6)
(d)(xx)	Expense Limitation Agreement for Balanced Fund Institutional Class Shares(6)
(d)(xxi)	Expense Limitation Agreement for Hickory Fund(2)
(d)(xxii)	Expense Limitation Agreement for Nebraska Tax-Free Income Fund(2)
(e)	Distribution Agreement(7)
(f)	Not Applicable
(g)	Global Custodial Services Agreement with Citibank, N.A. (filed herewith)
(h)(i)	Amended Administration Agreement(6)
(h)(ii)	Amended Administration Agreement for Investor Class Shares(6)
(h)(iii)	Amended Administration Agreement for Institutional Class Shares(6)
(h)(iv)	Services Agreement with Citi Fund Services Ohio, Inc. (filed herewith)
(h)(v)	Transfer Agency Services Agreement with FIS Investor Services LLC (filed herewith)
(i)	Opinion and Consent of Counsel(2)
(j)	Consent of Independent Registered Public Accounting Firm(2)
(k)	Not Applicable
(l)	Subscription Agreement(8)
(m)(i)	Amended Administrative Services Plan for Investor Class Shares(2)
(m)(ii)	Amended Administrative Services Plan for Institutional Class Shares(2)

(n)	Amended Plan Pursuant to Rule 18f-3(6)
(o)	Not Applicable
(p)	Code of Ethics – The Weitz Funds, Weitz Investment Management, Inc. and Weitz Securities, Inc.(9)

(1)	Incorporated by reference to the Registrant’s Initial Registration Statement on Form N-1A filed on August 8, 2003.
(2)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A filed on July 30, 2020.
(3)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A filed on October 3, 2016.
(4)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A filed on July 29, 2014.
(5)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A filed on December 16, 2016.
(6)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A filed on March 29, 2019.
(7)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A filed on July 29, 2011.
(8)	Incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed on September 26, 2003.
(9)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A filed on July 26, 2019.

Item 29. Persons Controlled by or under Common Control with the Registrant

None.

Item 30. Indemnification

Reference is made to Article VII Section 3 in the Registrant’s Declaration of Trust which is incorporated by reference herein.  In addition to the indemnification provisions contained in the Registrant’s Declaration of Trust, there are also indemnification and hold harmless provisions contained in the Investment Advisory Agreement, Distribution Agreement, Administration Agreement and Custodian Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.
Item 31. Business and Other Connections of Investment Adviser
Name	Positions with Adviser	Principal Occupation (Present and for Past Two Years)
Wallace R. Weitz	Chair of the Board and Co-Chief Investment Officer	See caption “Management” in the Statement of Additional Information forming a part of this Registration Statement
James J. Boyne	President and Treasurer	See caption “Management” in the Statement of Additional Information forming a part of this Registration Statement
John R. Detisch	Vice President, Secretary, General Counsel and Chief Compliance Officer	See caption “Management” in the Statement of Additional Information forming a part of this Registration Statement
Bradley P. Hinton	Vice President and Co-Chief Investment Officer	See caption “Management” in the Statement of Additional Information forming a part of this Registration Statement
Andrew S. Weitz	Vice President and Director	See caption “Management” in the Statement of Additional Information forming a part of this Registration Statement
Shar M. Bennett	Vice President, Assistant Treasurer and Director of Finance and Operations	See caption “Management” in the Statement of Additional Information forming a part of this Registration Statement
Martha J. Gilchrist	Vice President	See caption “Management” in the Statement of Additional Information forming a part of this Registration Statement
Kelly L. Kraft	Vice President and Director of Intermediary Distribution	Vice President and Director of Intermediary Distribution of Weitz Inc.
Lori Dorsey	Vice President and Director of Marketing	Vice President and Director of Marketing of Weitz Inc.

Scott Moody	Vice President and Director of Technology	Director of Technology of Weitz Inc.

Item 32. Principal Underwriter
(a)	Not applicable.

(b) Directors and Officers:
Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Wallace R. Weitz Suite 200 1125 South 103 Street Omaha, NE 68124‑1071	President and Director	President and Trustee
James J. Boyne Suite 200 1125 South 103 Street Omaha, NE 68124‑1071	Vice President and Treasurer	Vice President, Treasurer and Chief Financial Officer
John R. Detisch Suite 200 1125 South 103 Street Omaha, NE 68124‑1071	Vice President, Secretary, Chief Compliance Officer and Director	Vice President, Secretary and Chief Compliance Officer
Shar M. Bennett Suite 200 1125 South 103 Street Omaha, NE 68124‑1071	Vice President and Assistant Treasurer	Vice President and Assistant Treasurer
Martha J. Gilchrist Suite 200 1125 South 103 Street Omaha, NE 68124-1071	Vice President	Vice President

(c) Not applicable.
Item 33. Location of Accounts and Records
The accounts, books and other records required to be maintained by The Weitz Funds pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in possession of: (1) Weitz Investment Management, Inc., 1125 South 103rd Street, Suite 200, Omaha, Nebraska 68124 (records relating to its function as investment adviser and administrator for The Weitz Funds); (2) Weitz Securities, Inc., 1125 South 103rd Street, Suite 200, Omaha, Nebraska 68124 (records relating to its function as distributor for The Weitz Funds); (3) FIS Investor Services LLC, 4249 Easton Way, Suite 400 Columbus, Ohio 43219 (records relating to its function as transfer agent for The Weitz Funds); (4) Citibank, N.A., 388 Greenwich Street, New York, New York 10013 (records relating to its function as custodian for The Weitz Funds); and (5) Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219 (records relating to its function as sub-administrator for The Weitz Funds).

Item 34. Management Services
Not applicable.
Item 35. Undertakings

None.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned authorized individual in the City of Omaha, State of Nebraska, on the 15th day of March, 2021.
THE WEITZ FUNDS
By: /s/ Wallace R. Weitz
Wallace R. Weitz, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated on March 15, 2021:

Signature	Title

/s/ Wallace R. Weitz	President and Trustee
Wallace R. Weitz

/s/ James J. Boyne	Treasurer and Chief Financial Officer
James J. Boyne

/s/ John W. Hancock*	Trustee
John W. Hancock

/s/ Thomas R. Pansing, Jr.*	Trustee
Thomas R. Pansing, Jr.

/s/ Delmer L. Toebben*	Trustee
Delmer L. Toebben

/s/ Lorraine Chang*	Trustee
Lorraine Chang

/s/ Roland J. Santoni*	Trustee
Roland J. Santoni

/s/ Justin B. Wender*	Trustee
Justin B. Wender

/s/ Wallace R. Weitz
Wallace R. Weitz
Attorney-in-fact
      * Pursuant to Powers of Attorney filed herewith.

POWER OF ATTORNEY
KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby constitutes and appoints each of Wallace R. Weitz, Andrew S. Weitz, James J. Boyne, John R. Detisch and Patrick W. D. Turley as his true and lawful attorneys-in-fact and agents, each with full power of substitution and resubstitution, for him and in his name, place, and stead, in all of his capacities as a Trustee of The Weitz Funds, a Delaware statutory trust (the “Trust”), to sign on his behalf any and all registration statements applicable to the Trust and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, or the securities administrator of any jurisdiction, granting unto said attorneys-in-fact and agents full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.
IN WITNESS WHEREOF, the undersigned has herewith set his name as of this 3rd day of March 2021.
/s/ John W. Hancock
John W. Hancock

POWER OF ATTORNEY
KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby constitutes and appoints each of Wallace R. Weitz, Andrew S. Weitz, James J. Boyne, John R. Detisch and Patrick W. D. Turley as his true and lawful attorneys-in-fact and agents, each with full power of substitution and resubstitution, for him and in his name, place, and stead, in all of his capacities as a Trustee of The Weitz Funds, a Delaware statutory trust (the “Trust”), to sign on his behalf any and all registration statements applicable to the Trust and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, or the securities administrator of any jurisdiction, granting unto said attorneys-in-fact and agents full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.
IN WITNESS WHEREOF, the undersigned has herewith set his name as of this 2nd day of March 2021.
/s/ Thomas R. Pansing, Jr.
Thomas R. Pansing, Jr.

POWER OF ATTORNEY
KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby constitutes and appoints each of Wallace R. Weitz, Andrew S. Weitz, James J. Boyne, John R. Detisch and Patrick W. D. Turley as his true and lawful attorneys-in-fact and agents, each with full power of substitution and resubstitution, for him and in his name, place, and stead, in all of his capacities as a Trustee of The Weitz Funds, a Delaware statutory trust (the “Trust”), to sign on his behalf any and all registration statements applicable to the Trust and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, or the securities administrator of any jurisdiction, granting unto said attorneys-in-fact and agents full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.
IN WITNESS WHEREOF, the undersigned has herewith set his name as of this 2nd day of March 2021.
/s/ Delmer L. Toebben
Delmer L. Toebben

POWER OF ATTORNEY
KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby constitutes and appoints each of Wallace R. Weitz, Andrew S. Weitz, James J. Boyne, John R. Detisch and Patrick W. D. Turley as her true and lawful attorneys-in-fact and agents, each with full power of substitution and resubstitution, for her and in her name, place, and stead, in all of her capacities as a Trustee of The Weitz Funds, a Delaware statutory trust (the “Trust”), to sign on her behalf any and all registration statements applicable to the Trust and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, or the securities administrator of any jurisdiction, granting unto said attorneys-in-fact and agents full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.
IN WITNESS WHEREOF, the undersigned has herewith set her name as of this 2nd day of March 2021.
/s/ Lorraine Chang
Lorraine Chang

POWER OF ATTORNEY
KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby constitutes and appoints each o Wallace R. Weitz, Andrew S. Weitz, James J. Boyne, John R. Detisch and Patrick W. D. Turley as his true and lawful attorneys-in-fact and agents, each with full power of substitution and resubstitution, for him and in his name, place, and stead, in all of his capacities as a Trustee of The Weitz Funds, a Delaware statutory trust (the “Trust”), to sign on his behalf any and all registration statements applicable to the Trust and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, or the securities administrator of any jurisdiction, granting unto said attorneys-in-fact and agents full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.
IN WITNESS WHEREOF, the undersigned has herewith set his name as of this 2nd day of March 2021.
/s/ Roland J. Santoni
Roland J. Santoni

POWER OF ATTORNEY
KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby constitutes and appoints each of Wallace R. Weitz, Andrew S. Weitz, James J. Boyne, John R. Detisch and Patrick W. D. Turley as his true and lawful attorneys-in-fact and agents, each with full power of substitution and resubstitution, for him and in his name, place, and stead, in all of his capacities as a Trustee of The Weitz Funds, a Delaware statutory trust (the “Trust”), to sign on his behalf any and all registration statements applicable to the Trust and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, or the securities administrator of any jurisdiction, granting unto said attorneys-in-fact and agents full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.
IN WITNESS WHEREOF, the undersigned has herewith set his name as of this 2nd day of March 2021.
/s/ Justin B. Wender
Justin B. Wender

EXHIBIT INDEX

Exhibit No.	Description

(g)	Global Custodial Services Agreement with Citibank, N.A.
(h)(iv)	Services Agreement with Citi Fund Services Ohio, Inc.
(h)(v)	Transfer Agency Services Agreement with FIS Investor Services LLC